STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

December 19, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
(Registration Nos: 33-08214 and 811-04813)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 165 (“Amendment No. 165”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which is being filed in respect of Dreyfus/Standish Intermediate Tax Exempt Bond Fund (the “Bond Fund”), Dreyfus/Standish Global Fixed Income Fund (the “Global Fixed Income Fund”) and Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (each, a “Series” and collectively, the “Series”) in order to (i) revise the investment objective and investment strategy of the Bond Fund (to be renamed Dreyfus Tax Sensitive Total Return Bond Fund) and make certain related changes, (ii) change certain of each Series’ fundamental investment restrictions, (iii) add Standish Mellon Asset Management Company LLC as a subadviser for the Bond Fund and the Global Fixed Income Fund and The Boston Company Asset Management, LLC as a subadviser for the Small/Mid Cap Growth Fund and (iv) implement a “manager of managers” arrangement whereby The Dreyfus Corporation, the Series’ investment adviser, under certain circumstances, would be able to hire and replace affiliated and unaffiliated subadvisers for each Series without obtaining shareholder approval.  Each Series’ prospectus included in Amendment No. 165 is marked to show changes from the corresponding prospectus filed in Post-Effective Amendment No. 162 to the Registration Statement, and the statement of additional information (“SAI”) is marked to show changes from the SAI filed pursuant to Rule 497 under the Securities Act on November 5, 2013.

The Bond Fund’s investment objective will change to be to seek high after-tax total return.  The Bond Fund will now normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (or other instruments with similar economic characteristics).  The Bond Fund also will now normally invest at least 65% of its net assets in municipal bonds that provide income exempt from federal personal income tax.  The Bond Fund also may invest in money market instruments and other short-term debt instruments.  The Bond Fund will now invest principally in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase, but is now permitted to invest up to 25% of its assets, in the aggregate, in fixed-income securities rated below investment grade (“high yield” or “junk” bonds), with up to 15% of its assets in such securities that are taxable and up to 10% of its assets in such securities that are tax exempt.

The respective investment objectives and strategies of the Global Fixed Income Fund and the Small/Mid Cap Growth Fund will not change.

On December 13, 2013, the Fund filed a definitive proxy statement on Schedule 14A for a special meeting of shareholders of each Series to approve, as applicable, (i) certain matters in connection with the implementation of proposed changes to the Bond Fund’s investment objective and investment strategy (Bond Fund shareholders only), (ii) proposed changes to certain of the fundamental investment restrictions of each Series, (iii) the engagement of a subadviser for each Series and (iv) the “manager of managers” arrangement (collectively, the “Proposed Changes”).  The Fund anticipates receiving approval of the Proposed Changes from the shareholders of each Series, as applicable, prior to the effectiveness of Amendment No. 165; accordingly, Amendment No. 165 reflects the Proposed Changes.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 165 in order to file certain exhibits, including Articles of Amendment, sub-investment advisory agreements and the consent of the Fund’s independent registered public accounting firm, and to make certain other revisions.  The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Janna Manes
Janna Manes

December 19, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
(Registration Nos: 33-08214 and 811-04813)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant, on behalf of Dreyfus/Standish Intermediate Tax Exempt Bond Fund, Dreyfus/Standish Global Fixed Income Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President